Note 1 - Nature of Operations	12 Months Ended
Dec. 31, 2022
Statement Line Items [Line Items]
Disclosure of nature of operations [text block]
1.	NATURE OF OPERATIONS

MAG Silver Corp. (the “Company” or “MAG”) was incorporated on April 21, 1999 and is governed by the Business Corporations Act of the Province of British Columbia. Its shares are listed on both the Toronto Stock Exchange in Canada and the New York Stock Exchange American (“NYSE American”) in the United States of America.

MAG is a Canadian development and exploration company focused on becoming a top-tier silver dominant precious metals company by exploring and advancing high-grade, district scale projects in the Americas. The Company’s principal asset is a 44% interest in the Juanicipio Project (Note 10 “Investment in Juanicipio”) located in Zacatecas, Mexico, which has substantially completed construction and has started commissioning of a 4,000 tonnes per day processing plant. Final testing for the process plant connection to the power grid was conducted during the fourth quarter of 2022. The Juanicipio Project  toll milled its mineralized material at two nearby Fresnillo plc (“Fresnillo”) facilities. The Company defers all acquisition, exploration and development costs related to the properties which are not yet in commercial production. The recoverability of these amounts is dependent upon the existence of economically recoverable mineral reserves, the ability of the Company to obtain the necessary financing to complete the development of the interests, and future profitable production, or alternatively, upon the Company’s ability to dispose of its interests on a profitable basis.

Address of registered office of the Company:

2600 – 595 Burrard Street

Vancouver, British Columbia,

Canada V7X 1L3

Head office and principal place of business:

770 – 800 West Pender Street

Vancouver, British Columbia,

Canada V6C 2V6

The Company’s direct and indirect capital and operating costs are affected by the cost of commodities and goods such as  fuel, electrical power, explosives and supplies. Management of the Company assumes that the materials and supplies required for operations, development and commercial production will be available for purchase and that the Company will have access to the required amount of sufficiently skilled labour. As the Company relies on certain third-party suppliers and contractors, these factors can be outside its control and an increase in the costs of (due to inflation, supply chain disruptions, rising interest rate environment, pandemics, impacts of the Russia and Ukraine conflict, or otherwise), or a lack of availability of, commodities, goods and labour may have an adverse impact on the Company’s financial condition and results of operations.